SHAREHOLDERS’ EQUITY (Details Narrative)	Feb. 15, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	May 09, 2024 SGD ($)	May 08, 2024 SGD ($)	May 03, 2024 $ / shares	Dec. 31, 2023 SGD ($) $ / shares
Stock issued dividend | $	$ 500,000
Ordinary shares authorized | shares	500,000,000	100,000,000,000
Ordinary shares par value | $ / shares	$ 0.001	$ 0.000005
Fitness Champs Pte Ltd [Member]
Dividend declared per share | $ / shares					$ 8.00	$ 42.89
Dividend paid | $				$ 80,000		$ 429,000
Fitness Champs Aquatics Pte Ltd [Member]
Dividend declared per share | $ / shares					$ 220.00	$ 806.65
Dividend paid | $			$ 220,000			$ 807,000